OTHER EQUITY INSTRUMENTS (Details) - Narrative - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Other equity instruments	£ 5,935	£ 4,865	£ 3,217	£ 3,217